STATEMENT OF CASH FLOWS COMPLEMENTARY INFORMATION (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Of Cash Flows Complementary Information
Increase in trade receivables and other receivables	$ (151)	$ (233)	$ (41)
Increase in inventories	(35)	(21)	(40)
Increase in trade payables and other payables	17	70	43
Increase in salaries and social security payables	20	15	8
Defined benefit plans payments	(3)	(3)	(2)
Increase (Decrease) in tax liabilities	27	41	(2)
Decrease in provisions	(7)	(1)	(3)
Income tax payment		(2)	(13)
Payments for derivative financial instruments, net	(4)	(6)	(12)
Changes in operating assets and liabilities	$ (136)	$ (140)	$ (62)